OTHER COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Collateral amount	$ 2,170,538	$ 1,938,867